Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets
Cash and cash equivalents	$ 141,383	$ 95,535
Trade receivables (note 5)	65,106	94,286
Other current assets	11,062	13,822
Income taxes recoverable	25,661	10,071
Inventory (note 6)	65,762	110,810
Deferred income taxes (note 13)	16,056	14,026
Total current assets	325,030	338,550
Property and equipment (note 7)	100,053	109,567
Goodwill (notes 2 and 8)		34,173
Intangible assets (note 9)	22,958	32,339
Deferred income taxes (note 13)	22,321	19,897
Deferred financing fees (note 10)	2,824	5,039
Total Assets	473,186	539,565
Current liabilities
Accounts payable	32,453	33,908
Accrued and other current liabilities	80,275	86,555
Deferred revenue	35,438	34,034
Current portion of long-term debt (note 10)	3,050	3,050
Total current liabilities	151,216	157,547
Long-term debt (note 10)	285,175	288,225
Other long-term liabilities	4,497	5,741
Deferred revenue	87,076	90,774
Deferred income taxes (note 13)	6,238	8,887
Total liabilities	534,202	551,174
Commitments and contingencies (note 16)
Shareholders' deficit
Accumulated other comprehensive loss	(8,737)	(10,782)
Additional paid-in capital (notes 11 and 12)	41,281	34,109
Deficit	(785,830)	(731,335)
Total shareholders' deficit	(61,016)	(11,609)
Total liabilities and shareholders' deficit	473,186	539,565
Subsequent event (note 19)
Class A Subordinate Voting Shares [Member]
Shareholders' deficit
Oustanding-41,110,669 shares as of March 31, 2013 and 41,762,810 shares as of March 31, 2012	454,703	458,585
Treasury Shares-410,502 Class A Subordinate Voting Shares as of March 31, 2013 and 218,300 Class A Subordinate Voting Shares as of March 31, 2012	(840)	(593)
Class B Shares [Member]
Shareholders' deficit
Issued and outstanding-79,464,195 shares as of March 31, 2013 and March 31, 2012	$ 238,407	$ 238,407